Right of use assets and related lease liabilities - Payments lease liability (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense recognized in consolidated statements of income or loss		$ 30,420	$ 23,641
Principal repayments recognized in consolidated cash flow statements		79,502	56,729	$ 77,913
Net (increase) decrease in accrued interest expense		(188)	39
Net (decrease) in prepaid interest expense		0	(684)
Total payments on lease liabilities under IFRS 16 - Leases		109,734	79,725
Principal repayments on IFRS 16 lease liabilities		$ 79,502	$ 56,729	$ 77,913
STI Majestic | IFRS 16 - Leases - $670.0 Million (see Note 6) | Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Principal repayments recognized in consolidated cash flow statements	$ 25,600
Principal repayments on IFRS 16 lease liabilities	$ 25,600